Derivatives - Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions		12 Months Ended
		Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		14,119,537	7,523,882
Fair value hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		13,530,243	7,079,468
Carrying value of assets	[1]	₩ 77,757	₩ 156,710
Carrying value of liabilities	[1]	895,005	236,758
Changes in fair value in the period		₩ (740,190)	₩ (277,450)
Fair value hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		113,126	176,369
Carrying value of assets	[1]	₩ 4,038	₩ 0
Carrying value of liabilities	[1]	635	4,995
Changes in fair value in the period		₩ 1,780	₩ (8,835)
Cash flow hedges | Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		4,647,281	3,726,939
Carrying value of assets	[1]	₩ 158,297	₩ 63,560
Carrying value of liabilities	[1]	72,367	79,407
Changes in fair value in the period		₩ 119,277	₩ 156,271
Cash flow hedges | Interest rate forward and swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		2,945,282	1,616,492
Carrying value of assets	[1]	₩ 39,107	₩ 4,687
Carrying value of liabilities	[1]	173,995	16,505
Changes in fair value in the period		₩ (126,075)	₩ 23,257
Cash flow hedges | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		883,003	866,129
Carrying value of assets	[1]	₩ 15,708	₩ 106
Carrying value of liabilities	[1]	35,976	31,486
Changes in fair value in the period		₩ (3,136)	₩ (63,659)
Hedge of Net Investment | Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		253,460	237,100
Carrying value of assets	[1]	₩ 3,397	₩ 0
Carrying value of liabilities	[1]	1,146	9,658
Changes in fair value in the period		₩ (773)	₩ (14,948)
Hedge of Net Investment | Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		1,287,039	1,257,923
Carrying value of assets	[1]	₩ 0
Carrying value of liabilities	[1]	1,282,361	₩ 1,256,241
Changes in fair value in the period		₩ (29,116)	₩ (61,672)

[1]	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.